Long-term Debt - Convertible Senior Notes and Related Borrow Facility (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 29, 2014	Sep. 19, 2011	Sep. 18, 2011	Apr. 30, 2010	Nov. 30, 2009
Interest And Debt Expense		$ 172,132	$ 411,021	$ 332,129
Non-cash amortization of convertible notes discount		0	45,261	43,769
Repayments Of Convertible Debt		$ 0	$ 700,000	$ 0
5% Converible unsecured Senior Notes November 2009
Senior notes interest rate		5.00%
Debt Instrument, Face Amount									$ 460,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
5% Convertible unsecured Senior Notes April 2010
Senior notes interest rate		5.00%
Debt Instrument, Face Amount								$ 240,000
Debt Instrument, Convertible, Effective Interest Rate		14.00%
Own Share Lending Agreement
Treasury Stock, Shares, Acquired			1,444,000
Nominal lending fee per share				$ 0.01
Share lending agreement, fair value								$ 14,476
Debt Instrument Interest Rate Without Share Lending Agreement								5.50%
Amortization of issuance costs associated with the share lending agreement		$ 0	$ 2,733	$ 2,974
Senior notes conversion price						$ 6.9	$ 7.19
Own Share Lending Agreement | Before the reverse stock split
Treasury Stock, Shares, Acquired			36,100,000
Convertible Senior Unsecured Notes Related Expenses
Interest And Debt Expense		0	$ 76,680	78,769
Non-cash amortization of convertible notes discount		0	45,261	43,769
Interest incurred on long-term debt		$ 0	$ 31,419	$ 35,000
5% Convertible Notes
Debt Instrument, Face Amount					$ 700,000
Repurchase and cancelation of convertible debt	$ 191,090
Repayments Of Convertible Debt	$ 508,910